Group statement of changes in equity (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Statement Of Changes In Equity [Abstract]
Dividends per share: paid during the period	$ 1.8		$ 1.25
Dividends per share: proposed in the announcement of the results for the period			$ 1.1
Share buyback	$ 1,444	[1]	$ 300	[2]
Own shares purchased from owners of Rio Tinto	$ 1,501		$ 252

[1]	Total amount of US$1,444 million includes own shares purchased from owners of Rio Tinto plc as per the cash flow statement of US$1,501 million adjusted for the movement in a financial liability recognised in respect of irrevocable contracts in place as at 30 June 2018 and 31 December 2017 to cover the share buy-back programme.
[2]	Total amount of US$300 million includes own shares purchased from owners of Rio Tinto plc as per the cash flow statement of US$252 million and a financial liability recognised in respect of an irrevocable contract in place as at 30 June 2017 to cover the share buy-back programme.